Shareholder's Equity - Prior to Reorganization (Detail) - EVO LLC	May 24, 2018 shares
Current and Former Management and Employees | Vested Unit Appreciation Awards
Shareholder's Equity
Number of awards owned	297,121
Current and Former Management and Employees | Class C Units
Shareholder's Equity
Number of units held in LLC prior to reorganization	374,559
Current and Former Management and Employees | Class D Units
Shareholder's Equity
Number of units held in LLC prior to reorganization	1,106,528
Current and Former Management and Employees | Class C and Class D
Shareholder's Equity
Economic interest in held in LLC prior to reorganization (as a percent)	6.90%
Blueapple | Class A Units
Shareholder's Equity
Number of units held in LLC prior to reorganization	6,374,245
Economic interest in held in LLC prior to reorganization (as a percent)	54.00%
MDP | Class B Units
Shareholder's Equity
Number of units held in LLC prior to reorganization	3,506,087
Economic interest in held in LLC prior to reorganization (as a percent)	29.70%
Blueapple and MDP | Current and Former Management and Employees | Class E Units
Shareholder's Equity
Number of units held in LLC prior to reorganization	1,011,931
Economic interest in held in LLC prior to reorganization (as a percent)	8.60%